Revenue	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Revenue
20.
Revenue
i)
Revenue streams

	2023	2022	2021
(in $ millions)	$	$	$
Deliveries	1,194	663	148
Mobility	869	639	456
Financial services	184	71	27
Enterprise and new initiatives	112	60	44
	2,359	1,433	675

During 2022, deliveries arrangements were modified in one of the markets which resulted in deliveries revenue of $52 million from contractual agreements in which the Group is responsible for delivery services to consumers and is therefore the principal, with payments of $68 million to driver-partners or third-party couriers to perform these delivery services on behalf of the Group recognized in 'Cost of revenue'.

Mobility revenue includes rental income from motor vehicles of $146 million (2022: $126 million; 2021: $103 million), refer to Note 25.

ii)
Geographic information

	2023	2022	2021
(in $ millions)	$	$	$
Singapore	480	302	283
Malaysia	673	509	108
Indonesia	605	275	79
Philippines	200	125	81
Thailand	205	109	76
Rest of Southeast Asia	196	113	48
	2,359	1,433	675

iii)
Major customers

Considering our service offerings to a wide range of customers across multiple geographic locations, no significant portion of our revenue recognized can be attributed to a particular customer or group of customers.